Combined and Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Class A Shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Predecessor Net Parent Investment	Total Class A Shareholders' Equity	Noncontrolling Interest
Balance at Dec. 31, 2015	$ 6,058,959	$ 0	$ 0	$ 0	$ 0	$ 6,058,959	$ 6,058,959	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(84,383)					(84,383)	(84,383)
Assumption of bridge facilities from MGM	(4,000,000)					(4,000,000)	(4,000,000)
Other contributions from MGM	1,893,502					1,893,502	1,893,502
Issuance of Class A shares	1,207,500		1,207,500				1,207,500
Initial public offering costs	(75,032)		(75,032)				(75,032)
Balance at Dec. 31, 2015	6,058,959	0	0	0	0	6,058,959	6,058,959	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	35,346
Acquisition Transaction	728,379		28,753				28,753	699,626
Other comprehensive income - cash flow hedges	1,879				445		445	1,434
Share-based compensation	510		124				124	386
Deemed contribution - tax sharing agreement	2,156							2,156
Dividends and distributions declared	(244,938)			(59,696)			(59,696)	(185,242)
Balance at Dec. 31, 2016	5,608,261	0	1,363,130	(29,758)	445	0	1,333,817	4,274,444
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Noncontrolling interest and additional paid-in capital	0		201,785			(3,868,078)	(3,666,293)	3,666,293
Net income	119,729			29,938			29,938	89,791
Balance at Dec. 31, 2016	5,608,261	0	1,363,130	(29,758)	445	0	1,333,817	4,274,444
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	165,990			41,775			41,775	124,215
Issuance of Class A shares	387,548		333,742	(4,125)	(109)		329,508	58,040
Acquisition Transaction	296,409		19,372		11		19,383	277,026
Other comprehensive income - cash flow hedges	9,782				2,761		2,761	7,021
Share-based compensation	1,336		334				334	1,002
Deemed contribution - tax sharing agreement	1,730							1,730
Dividends and distributions declared	(403,059)			(102,840)			(102,840)	(300,219)
Other	(258)		(88)				(88)	(170)
Balance at Dec. 31, 2017	6,067,739	0	1,716,490	(94,948)	3,108	0	1,624,650	4,443,089
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Noncontrolling interest and additional paid-in capital	4,443,089
Net income	244,702			67,065			67,065	177,637
Other comprehensive income - cash flow hedges	4,128				1,100		1,100	3,028
Share-based compensation	2,093		558				558	1,535
Deemed contribution - tax sharing agreement	5,745							5,745
Dividends and distributions declared	(461,582)			(123,025)			(123,025)	(338,557)
Other	(17,319)		(4,377)				(4,377)	(12,942)
Balance at Dec. 31, 2018	5,845,506	$ 0	$ 1,712,671	$ (150,908)	$ 4,208	$ 0	$ 1,565,971	$ 4,279,535
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Noncontrolling interest and additional paid-in capital	$ 4,279,535